IRA RMA Program [Member] Annual Fund Operating Expenses - UBS Liquid Assets Government Fund - UBS Liquid Assets Government Fund	Apr. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.07%	[1]

[1]
Under its agreement with UBS Asset Management (Americas) LLC (“UBS AM”), the fund reimburses UBS AM for its direct costs and expenses incurred in managing the fund’s portfolio, which are included in “Management fees” above. “Management fees” have been restated to reflect amounts for the current fiscal year. The fund also reimburses UBS AM for its direct costs and expenses in administering the fund. UBS AM’s direct costs for management and administration services exclude any costs attributable to overhead or any profit charge.